Touchstone Strategic Income Fund Expense Example, No Redemption - Touchstone Strategic Income Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,099
Expense Example, No Redemption, 10 Years	$ 2,417